Trading revenues (Tables)	12 Months Ended
Dec. 31, 2017
Trading revenues
in	2017	2016	2015
Trading revenues (CHF million)
Interest rate products	3,228	6,231	2,965
Foreign exchange products	1,989	(2,529)	(1,121)
Equity/index-related products	(2,888)	(1,796)	(259)
Credit products	(1,096)	(2,124)	1
Commodity and energy products	86	177	(46)
Other products	(2)	354	(200)
Trading revenues	1,317	313	1,340
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2017	2016	2015
Trading revenues (CHF million)
Interest rate products	3,218	7,163	2,953
Foreign exchange products	1,991	(3,461)	(1,124)
Equity/index-related products	(2,895)	(1,738)	(275)
Credit products	(1,096)	(2,124)	1
Commodity and energy products	86	177	(46)
Other products	(4)	354	(200)
Total	1,300	371	1,309
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.